Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock; Par Value
Common Stock; Shares Authorized	50,000,000	50,000,000
Common Stock; Shares Issued	11,751,912	11,939,412
Common Stock; Shares Outstanding	11,751,912	11,939,412